INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of movement of intangible assets

	Concession Rights	Software	Use of the public property	Intangible assets in progress	Impairment	Others	Total
Average depreciation rate per year (%)	2.66	9.86	1.60	—	—	1.28
Costs	81,916,771	929,008	298,841	609,906	—	425,870	84,180,396
Accumulated Amortization and Impairment	(5,197,924)	(408,998)	(101,577)	—	(36,576)	(262,048)	(6,007,123)
Balance on December 31, 2024	76,718,847	520,010	197,264	609,906	(36,576)	163,822	78,173,273
Business combination	452,938	—	—	—	—	—	452,938
Additions	24,576	12	242	479,047	—	99,876	603,753
Write-offs/Reversals	(9,203)	—	—	—	—	—	(9,203)
Amortizations	(2,241,005)	(122,393)	(7,208)	—	—	(53,660)	(2,424,266)
Transfers	(181,612)	406,577	—	(394,714)	—	(1,040)	(170,789)
Balance on December 31, 2025	74,764,541	804,206	190,298	694,239	(36,576)	208,998	76,625,706
Costs	81,989,472	1,328,544	299,083	694,239	—	518,360	84,829,698
Accumulated Amortization and Impairment	(7,224,932)	(524,338)	(108,785)	—	(36,576)	(309,362)	(8,203,993)

	Concession Rights	Software	Use of the public property	Intangible assets in progress	Impairment	Others	Total
Average depreciation rate per year (%)	2.42	6.54	2.36	—	—	1.03
Costs	81,960,541	633,504	314,044	562,560	—	396,819	83,867,468
Accumulated Amortization and Impairment	(3,268,833)	(363,511)	(98,695)	—	(43,654)	(226,534)	(4,001,227)
Balance on December 31, 2023	78,691,708	269,993	215,349	562,560	(43,654)	170,285	79,866,241
Additions	—	3,601	208	391,046	—	54,205	449,060
Write-offs/Reversals	(17,358)	(52,073)	—	(1,232)	—	(799)	(71,462)
Amortizations	(1,934,243)	(49,655)	(7,938)	—	—	(35,514)	(2,027,350)
Transfers for Assets Held for Sale	(35,533)	—	(10,770)	—	—	(5,501)	(51,804)
Transfers	14,273	348,144	415	(342,468)	7,078	(18,854)	8,588
Balance on December 31, 2024	76,718,847	520,010	197,264	609,906	(36,576)	163,822	78,173,273
Costs	81,916,771	929,008	298,841	609,906	—	425,870	84,180,396
Accumulated Amortization and Impairment	(5,197,924)	(408,998)	(101,577)	—	(36,576)	(262,048)	(6,007,123)